[NEW ENGLAND FUNDS LETTERHEAD]




                                        September 2, 1997

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  New England Tax Exempt Money Market Trust
     (File Nos.:  2-81614 and 811-3658)

Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Post-Effective Amendment that was filed electronically on August 20, 1997.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 578-1134.


                                        Very truly yours,

                                        /s/ AMY F. PUFFER

                                        Amy F. Puffer
                                        Assistant Secretary

cc:  R. O'Hare, Esq.
     M. Savitz, Esq.